FUTURE SHARE ISSUANCE - Laine Asset Acquisition (Details) - CAD ($)		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
FUTURE SHARE ISSUANCE
Exercise price of warrants		$ 22.14	$ 0
Laine Asset acquisition
FUTURE SHARE ISSUANCE
Cash consideration	$ 5,000,000	$ 5,000,000
Number of common shares issued at closing	625,000	625,000
Share price on asset acquisition	$ 24	$ 24
Number of common shares issuable	625,000	562,500
Number of shares issued for each warrant	1	1
Exercise price of warrants	$ 23.84	$ 23.84
Warrants term	3 years	36 months